ENTITY-WIDE DISCLOSURE (Schedule of total revenues by geographical location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,538	$ 1,554	$ 3,883
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,870	0	0
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,814	0	0
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,482	1,027	3,803
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	681	380	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 691	$ 147	$ 80